Fees Summary	Oct. 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 113,804,459.81
Previously Paid Amount	15,714.96
Total Fee Amount	15,715.87
Total Offset Amount	0.00
Net Fee	$ 0.91
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A